Deferred tax assets (liabilities) (Detail) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets (liabilities):
State taxes		$ 5,718	$ 15,114
Stock options		3,127,225	2,617,037
Accrued payroll and related costs		0	16,222
Accrued hospital pool deficit		25,747	329,430
Net operating loss carryforward		7,640,802	4,754,165
Property and equipment		42,623	1,588
Acquired intangible assets		113,171	65,748
Other		518,403	527,095
Net deferred tax assets (liabilities) before valuation allowance		11,473,689	8,326,399
Valuation Allowance		(11,557,356)	(8,369,878)
Net deferred tax liabilities	$ (83,667)	$ (83,667)	$ (43,479)